INCOME TAXES (10K) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			$ 51,347,180
Research Activities Carryforwards			531,440
Period of cumulative changes in ownership considered for limit on operating loss and tax credit carryforwards			3 years
Minimum percentage of cumulative changes in ownership considered for limit on operating loss and tax credit carryforwards (in hundredths)			50.00%
Deferred tax assets [Abstract]
Net operating loss carryforwards			18,279,724	17,657,746
Intangible assets			188,944	247,248
Other			554,404	512,286
Total gross deferred tax assets			19,023,072	18,417,280
Deferred tax liabilities [Abstract]
Property and equipment			33,696	72,347
Total gross deferred tax liabilities			33,696	72,347
Net total of deferred assets and liabilities			18,989,376	18,344,933
Valuation allowance			(18,989,376)	(18,344,933)
Net deferred tax assets			0	0
Increase in valuation allowance			644,443	1,065,354
Reconciliation of expected statutory federal income tax rate to actual income tax rate [Abstract]
Expected income tax (benefit) at federal statutory tax rate -35%			(681,109)	(1,137,320)
Permanent differences			52,273	21,754
Research tax credits			(19,491)	(15,882)
Amortization of deferred start up costs			0	0
Valuation allowance			648,327	1,131,448
Income tax expense	0	0	0	0
Federal statutory tax rate (in hundredths)			35.00%
Liability for unrecognized tax benefits			0	0
2021 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			34,248
Research Activities Carryforwards			0
2023 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			95,666
Research Activities Carryforwards			0
2024 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			910,800
Research Activities Carryforwards			13,584
2025 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			1,687,528
Research Activities Carryforwards			21,563
2026 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			11,950,281
Research Activities Carryforwards			60,797
2027 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			3,431,365
Research Activities Carryforwards			85,052
2028 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			8,824,940
Research Activities Carryforwards			139,753
2029 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			6,889,761
Research Activities Carryforwards			81,940
2030 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			5,113,583
Research Activities Carryforwards			41,096
2031 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			3,728,626
Research Activities Carryforwards			43,592
2032 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			3,695,792
Research Activities Carryforwards			8,690
2033 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			3,187,559
Research Activities Carryforwards			15,882
2034 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards			1,797,031
Research Activities Carryforwards			$ 19,491